Acquisitions and Other Transactions - Acquisitions of Royalty on Cote Gold Mine - Ontario, Canada (Details) $ in Millions	Jun. 24, 2025 USD ($) tranche
IAMGOLD Corporation | IAMGOLD | Ct Gold Mine
Acquisitions
Ownership interest	70.00%
IAMGOLD Corporation | Sumitomo | Ct Gold Mine
Acquisitions
Ownership interest	30.00%
Royalty on Ct Gold Mine - Ontario, Canada
Acquisitions
Cash transferred	$ 1,050.0
Percentage of gross margin royalty acquired	7.50%
Maximum royalty percentage to be bought back	50.00%
Number of tranches for repurchase | tranche	2
Percentage of royalty to be bought back in each tranche	25.00%
Percentage of exercise price of buy-back option calculated value	25.00%
Purchase price	$ 262.5
Royalty on Ct Gold Mine - Ontario, Canada | Initial tranche
Acquisitions
Percentage of royalty to be bought back in each tranche	25.00%
Maximum exercisable term	2 years
Royalty on Ct Gold Mine - Ontario, Canada | Initial tranche | SOFR
Acquisitions
Adjustments to reference rate to determine repurchase cost	1.10%
Royalty on Ct Gold Mine - Ontario, Canada | Subsequent tranche
Acquisitions
Percentage of royalty to be bought back in each tranche	25.00%
Maximum exercisable term	3 years
Percentage of internal rate of returns cost to repurchase	10.00%